UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $    1,342,522
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIR PRODS & CHEMS INC        COM              009158106   39,869    468,000 SH       DEFINED    1,2,3,4     468,000      0    0
ATLAS ENERGY LP              COM UNITS LP     04930A104    6,430    264,625 SH       DEFINED    1,2,3,4     264,625      0    0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103    5,679    152,876 SH       DEFINED    1,2,3,4     152,876      0    0
BARNES & NOBLE INC           COM              067774109   14,480  1,000,000 SH       DEFINED    1,2,3,4   1,000,000      0    0
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   20,553  1,191,500 SH       DEFINED    1,2,3,4   1,191,500      0    0
CABOT OIL & GAS CORP         COM              127097103    7,507     98,900 SH       DEFINED    1,2,3,4      98,900      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100      988    250,000 SH       DEFINED    1,2,3,4     250,000      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    4,797  2,050,000 SH       DEFINED    1,2,3,4   2,050,000      0    0
CITI TRENDS INC              COM              17306X102    1,423    162,109 SH       DEFINED    1,2,3,4     162,109      0    0
CORELOGIC INC                COM              21871D103   61,630  4,766,409 SH       DEFINED    1,2,3,4   4,766,409      0    0
EOG RES INC                  COM              26875P101    7,112     72,200 SH       DEFINED    1,2,3,4      72,200      0    0
EV ENERGY PARTNERS LP        COM UNITS        26926V107    8,040    122,000 SH       DEFINED    1,2,3,4     122,000      0    0
EXPRESS SCRIPTS INC          COM              302182100   98,318  2,200,000 SH       DEFINED    1,2,3,4   2,200,000      0    0
FISERV INC                   COM              337738108   17,622    300,000 SH       DEFINED    1,2,3,4     300,000      0    0
FRANKLIN RES INC             COM              354613101    9,606    100,000     CALL DEFINED    1,2,3,4     100,000      0    0
HOUSTON AMERN ENERGY CORP    COM              44183U100    7,321    600,610 SH       DEFINED    1,2,3,4     600,610      0    0
HSN INC                      COM              404303109   32,326    891,500 SH       DEFINED    1,2,3,4     891,500      0    0
HUNTINGTON INGALLS INDS INC  COM              446413106   61,035  1,951,250 SH       DEFINED    1,2,3,4   1,951,250      0    0
INGERSOLL-RAND PLC           SHS              G47791101   41,135  1,350,000 SH       DEFINED    1,2,3,4   1,350,000      0    0
JONES LANG LASALLE INC       COM              48020Q107   21,441    350,000 SH       DEFINED    1,2,3,4     350,000      0    0
KIT DIGITAL INC              COM NEW          482470200    3,127    370,000 SH       DEFINED    1,2,3,4     370,000      0    0
KODIAK OIL & GAS CORP        COM              50015Q100    8,712    917,000 SH       DEFINED    1,2,3,4     917,000      0    0
LIBBEY INC                   COM              529898108   10,173    798,529 SH       DEFINED    1,2,3,4     798,529      0    0
MAKO SURGICAL CORP           COM              560879108    8,319    330,000 SH       DEFINED    1,2,3,4     330,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   55,900  1,000,000 SH       DEFINED    1,2,3,4   1,000,000      0    0
MELCO CROWN ENTMT LTD        COM              585464100    4,810    500,000 SH       DEFINED    1,2,3,4     500,000      0    0
MI DEVS INC                  COM              55304X104    9,594    300,000 SH       DEFINED    1,2,3,4     300,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       10    125,000 SH       DEFINED    1,2,3,4     125,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   13,284  1,036,220 SH       DEFINED    1,2,3,4   1,036,220      0    0
OASIS PETE INC NEW           COM              674215108    7,953    273,400 SH       DEFINED    1,2,3,4     273,400      0    0
PRAXAIR INC                  COM              74005P104   96,210    900,000 SH       DEFINED    1,2,3,4     900,000      0    0
RANGE RES CORP               COM              75281A109    7,848    126,700 SH       DEFINED    1,2,3,4     126,700      0    0
RAYTHEON CO                  COM NEW          755111507   24,346    503,216 SH       DEFINED    1,2,3,4     503,216      0    0
REALPAGE INC                 COM              75606N109    5,074    200,794 SH       DEFINED    1,2,3,4     200,794      0    0
REGIONS FINANCIAL CORP NEW   COM              7591EP100   30,530  7,100,000 SH       DEFINED    1,2,3,4   7,100,000      0    0
SANDERSON FARMS INC          COM              800013104   30,078    600,000 SH       DEFINED    1,2,3,4     600,000      0    0
SCRIPPS NETWORKS INTERACT IN COM              811065101   63,630  1,500,000 SH       DEFINED    1,2,3,4   1,500,000      0    0
SHUTTERFLY INC               COM              82568P304   17,980    790,000     CALL DEFINED    1,2,3,4     790,000      0    0
SHUTTERFLY INC               COM              82568P304   13,784    605,604 SH       DEFINED    1,2,3,4     605,604      0    0
SILICON GRAPHICS INTL CORP   COM              82706L108    4,075    355,554 SH       DEFINED    1,2,3,4     355,554      0    0
SIRIUS XM RADIO INC          COM              82967N108   18,200 10,000,000 SH       DEFINED    1,2,3,4  10,000,000      0    0
STEWART ENTERPRISES INC      COM              860370105   13,875  2,408,811 SH       DEFINED    1,2,3,4   2,408,811      0    0
TUESDAY MORNING CORP         COM NEW          899035505    4,961  1,437,838 SH       DEFINED    1,2,3,4   1,437,838      0    0
UNION PAC CORP               COM              907818108   35,246    332,700 SH       DEFINED    1,2,3,4     332,700      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105   37,791  1,030,000 SH       DEFINED    1,2,3,4   1,030,000      0    0
VIACOM INC NEW               CL B             92553P201   85,308  1,878,614 SH       DEFINED    1,2,3,4   1,878,614      0    0
VISA INC                     COM CL A         92826C839  109,145  1,075,000 SH       DEFINED    1,2,3,4   1,075,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103   10,820    677,123 SH       DEFINED    1,2,3,4     677,123      0    0
WELLPOINT INC                COM              94973V107   76,188  1,150,000 SH       DEFINED    1,2,3,4   1,150,000      0    0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   58,200  1,500,000 SH       DEFINED    1,2,3,4   1,500,000      0    0
ZELTIQ AESTHETICS INC        COM              98933Q108   10,039    883,748 SH       DEFINED    1,2,3,4     883,748      0    0
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